COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 81	$ 74	$ 77
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	85
Operating Leases, Future Minimum Payments, Due in Two Years	83
Operating Leases, Future Minimum Payments, Due in Three Years	71
Operating Leases, Future Minimum Payments, Due in Four Years	74
Operating Leases, Future Minimum Payments, Due in Five Years	69
Operating Leases, Future Minimum Payments, Due Thereafter	576
Operating Leases, Future Minimum Payments Due, Total	958
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	125
Operating Leases, Lease Limit Utilized	113
San Diego Gas and Electric Company and Subsidiary [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	23	20	18
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	23
Operating Leases, Future Minimum Payments, Due in Two Years	22
Operating Leases, Future Minimum Payments, Due in Three Years	22
Operating Leases, Future Minimum Payments, Due in Four Years	20
Operating Leases, Future Minimum Payments, Due in Five Years	17
Operating Leases, Future Minimum Payments, Due Thereafter	91
Operating Leases, Future Minimum Payments Due, Total	195
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	4.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	31	26	35
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	32
Operating Leases, Future Minimum Payments, Due in Two Years	32
Operating Leases, Future Minimum Payments, Due in Three Years	25
Operating Leases, Future Minimum Payments, Due in Four Years	30
Operating Leases, Future Minimum Payments, Due in Five Years	28
Operating Leases, Future Minimum Payments, Due Thereafter	174
Operating Leases, Future Minimum Payments Due, Total	$ 321
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%